CORPORATE STRUCTURE	12 Months Ended
Dec. 31, 2012
CORPORATE STRUCTURE
CORPORATE STRUCTURE

1.                           CORPORATE STRUCTURE

In conjunction with its reorganization into the mutual holding company structure, on January 5, 2005, Georgetown Bank (the “Bank”) (1) converted to a stock savings bank as the successor to the Bank in its mutual form; (2) organized Georgetown Bancorp, Inc. (“Georgetown Federal”), as a federally-chartered corporation that owns 100% of the common stock of the Bank (in stock form); and (3) organized Georgetown Bancorp, MHC as a federally-chartered mutual holding company that owned 56.7% of the Common Stock of Georgetown Federal as of June 30, 2012. On November 28, 2011, the Boards of Directors of Georgetown Federal, Georgetown Bancorp, MHC and the Bank each unanimously adopted a Plan of Conversion or Reorganization of the Mutual Holding Company pursuant to which Georgetown Bancorp, MHC  undertook a “second-step” conversion and now ceases to exist. Georgetown Bancorp, MHC reorganized from a two-tier mutual holding company structure to a fully public stock holding company structure effective July 11, 2012 and, as a result, the Bank is now the wholly-owned subsidiary of Georgetown Bancorp, Inc. (the “Company”), a newly formed Maryland corporation.

As a result of the second-step conversion, all shares and per share amounts in the consolidated statements of comprehensive income and notes to consolidated financial statements have been restated giving retroactive recognition to the second-step exchange ratio of 0.72014-to-one. Options and shares of restricted stock granted under the Company’s 2009 Equity Incentive Plan, as well as common shares held by the Bank’s Employee Stock Ownership Plan (“ESOP”) before the second-step conversion, were also exchanged using the exchange ratio of 0.72014-to-one.